Derivative Financial Instruments - Summary of Derivative Financial Instruments (Detail) - Interest rate swaps [member] - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Interest rate swap	¥ 46	¥ 21
Cross Currency Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Cross currency swap	¥ 64